Commitments and Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies
Non-cancelable Purchase Obligations
In January 2019, the Company entered into an amendment to an existing contract with its third-party laboratory service provider for customer sample processing, which included minimum annual sample volumes. The Company was required to pay such processing fees for these minimum annual sample volumes, even if there was a shortfall in actual samples received. In May 2020, the Company entered into an amendment with this third-party provider which eliminated the requirement of minimum annual sample volumes beginning January 1, 2021.

In the normal course of business, the Company enters into non-cancelable purchase commitments with various parties for purchases. As of March 31, 2021, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

March 31, 2021
(in thousands)

Year Ending March 31,
2022	$13,968
2023	15,096
2024	15,187
2025	13,275
2026	9,812

Total	$67,338

The amounts purchased under the non-cancelable purchase obligations were $20.6 million, $32.4 million and $49.8 million for the fiscal years ended March 31, 2021, 2020 and 2019, respectively.
Legal Matters
The Company is subject to certain routine legal and regulatory proceedings, as well as demands and claims that arise in the normal course of business. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but will only be recorded when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against and by the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought.
If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed. Legal fees related to potential loss contingencies are expensed as incurred.
On December 10, 2019, Celmatix Inc. (“Celmatix”) filed a lawsuit in the Supreme Court of the State of New York against the Company (Index No. 657329/2019) asserting claims against the Company for breach of contract and implied covenant of good faith and fair dealing, and tortious interference with contract and prospective economic advantage, alleging damages that, according to the compliant, plaintiff “believed to be in excess of $100 million.” On February 14, 2020, the Company filed its answer and counterclaims against Celmatix for breach of contract. The Company believes that the claims are without merit and is vigorously defending against the claims and pursuing its counterclaims. The Company is unable to conclude at this time whether any potential loss is probable with respect to any of the claims, and, as the litigation remains in an early stage, cannot estimate any reasonably possible loss or range of loss that may potentially result if the plaintiff ultimately were to prevail with respect to any of the claims that have been asserted.

Indemnification
The Company enters into indemnification provisions under agreements with other companies in the ordinary course of business, including, but not limited to, collaborators, landlords, vendors and contractors. Pursuant to these arrangements, the Company agrees to indemnify, defend, and hold harmless, the indemnified party for certain losses suffered or incurred by the indemnified party as a result of the Company’s activities. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the fair value of these agreements is not material. The Company maintains insurance, including commercial general liability insurance and product liability insurance to offset certain potential liabilities under these indemnification provisions. In addition, the Company indemnifies its officers, directors and certain key employees while they are serving in good faith in their respective capacities. To date, there have been no claims under these indemnification provisions.